UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.3%
	Shares	Value
Australia — 0.4%
Telstra	49,132	$234,159

Belgium — 2.4%
KBC Groep	9,369	656,896
Telenet Group Holding*	10,960	621,927

		1,278,823

Canada — 0.6%
Gildan Activewear	4,138	134,164
Suncor Energy	6,975	197,517

		331,681

China — 5.0%
Baidu ADR*	2,030	350,500
China Mobile	18,000	235,672
China Unicom Hong Kong	134,000	189,100
JD.com ADR*	8,711	287,724
Tencent Holdings	88,000	1,642,558

		2,705,554

Denmark — 2.2%
Novo Nordisk, Cl B	9,931	585,841
TDC	78,817	598,111

		1,183,952

France — 7.6%
Accor	6,658	328,634
BNP Paribas	8,158	534,583
Eurazeo	3,800	248,421
Iliad	577	137,731
L’Oreal	903	169,955
LVMH Moet Hennessy Louis Vuitton	3,400	641,233
Orange	33,042	545,224
Pernod Ricard	3,128	376,874
Publicis Groupe	3,253	247,776
Safran	5,550	422,244
Sodexo	4,479	419,940

		4,072,615

Germany — 10.4%
Bayer	10,532	1,562,753
Daimler	5,090	457,712
Deutsche Post	14,840	451,217
Deutsche Telekom	43,902	797,910
Dialog Semiconductor*	5,510	275,896
Fresenius & KGaA	5,556	385,685
Hella KGaA Hueck*	8,941	426,552
Infineon Technologies	21,560	243,089
Linde	2,343	445,509
SAP	4,033	290,789
Stabilus*	6,340	234,694

		5,571,806

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Greece — 0.2%
Alpha Bank*	408,719	$102,807

Hong Kong — 1.9%
AIA Group	157,800	1,027,940

Ireland — 3.5%
Bank of Ireland*	1,714,683	725,581
Endo International*	4,680	409,687
Paddy Power	1,490	133,740
Ryanair Holdings	45,375	626,156

		1,895,164

Italy — 4.3%
Anima Holding (A)	33,150	342,451
Banca Popolare di Milano Scarl	307,830	335,345
Banco Popolare*	15,250	266,045
Credito Valtellinese*	92,639	132,956
Intesa Sanpaolo	177,103	685,244
Telecom Italia	542,211	566,113

		2,328,154

Japan — 18.6%
Astellas Pharma	19,400	292,343
Bank of Yokohama	41,000	260,835
Bridgestone	4,000	151,031
Central Japan Railway	3,900	683,708
Daikin Industries	4,100	265,402
Kao	8,400	426,526
KDDI	12,400	315,317
Mitsubishi UFJ Financial Group	148,800	1,080,915
Mitsui Fudosan	5,000	142,399
Nidec	6,000	537,794
Nintendo	2,900	510,505
Nippon Telegraph & Telephone	16,400	630,545
Nitto Denko	8,100	613,899
NTT DOCOMO	12,800	270,113
Rakuten	21,000	338,234
Seven & i Holdings	8,200	378,843
SMC	800	203,140
SoftBank Group	3,300	183,278
Sumitomo Mitsui Financial Group	23,000	1,029,194
Suruga Bank	12,100	260,078
Suzuki Motor	7,000	244,106
Takeda Pharmaceutical	6,500	327,374
Toyota Motor	9,300	619,500
Unicharm	9,200	221,321

		9,986,400

Netherlands — 3.7%
ASML Holding	8,926	893,882
Heineken	3,647	289,068
Koninklijke KPN	150,771	599,686

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Netherlands — (continued)
NXP Semiconductors*	2,368	$229,672

		2,012,308

Norway — 0.9%
Nordic Semiconductor*	76,350	489,817

South Africa — 1.4%
Naspers, Cl N	1,783	250,132
Steinhoff International Holdings	86,737	526,389

		776,521

South Korea — 0.8%
Samsung Electronics	421	426,343

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria	29,418	299,478
Merlin Properties Socimi (B)	74,929	826,115

		1,125,593

Sweden — 0.8%
Svenska Cellulosa SCA, Cl B	14,882	426,221

Switzerland — 8.8%
Dufry Group	1,704	237,755
Nestle	9,537	726,364
Novartis	15,867	1,657,525
Roche Holding	6,340	1,841,113
Syngenta	608	251,778

		4,714,535

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing ADR	28,835	637,542

United Kingdom — 15.5%
BHP Billiton	6,891	127,159
BT Group, Cl A	106,436	771,421
Compass Group	15,457	247,237
Diageo	9,180	256,353
Henderson Group	92,543	412,300
Imperial Tobacco Group	25,593	1,343,910
InterContinental Hotels Group	9,125	384,183
Liberty Global, Cl A*	9,483	497,478
Liberty Global LiLAC*	474	20,268
Lloyds Banking Group	709,054	920,591
Prudential	12,916	303,843
SABMiller	6,496	341,060
Schroders	5,363	264,711
Smith & Nephew	15,973	296,369
Victrex	17,469	527,761
Vodafone Group	140,746	531,185
Vodafone Group ADR	7,001	264,498

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares/Face Amount	Value
United Kingdom — (continued)
WPP	34,551	$792,578

		8,302,905

TOTAL COMMON STOCK (Cost $46,564,222)		49,630,840

EXCHANGE TRADED FUNDS — 1.3%
United States — 1.3%
iShares MSCI Philippines	12,000	465,600
Market Vectors Russia	15,296	259,573

TOTAL EXCHANGE TRADED FUNDS (Cost $763,905)		725,173

PREFERRED STOCK — 0.2%
Germany — 0.2%
Volkswagen	572	115,272

TOTAL PREFERRED STOCK (Cost $146,807)		115,272

TIME DEPOSIT — 6.1%
Brown Brothers Harriman Sweep Interest, 0.030%, 08/03/15 (Cost $3,280,935)	$3,280,935	3,280,935

TOTAL INVESTMENTS — 99.9% (Cost $50,755,869)@		$53,752,220

Percentages are based on Net Assets of $53,798,580.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2015
(Unaudited)

The outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive	Unrealized Appreciation
Northern Trust Company	8/11/15-10/22/15	EUR	5,979,000	USD 6,675,437	$67,843
Goldman Sachs International	8/28/15	JPY	196,000,000	USD 1,595,987	13,389

					$81,232

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Real Estate Investment Trust.
@	At July 31, 2015, the tax basis cost of the Fund’s investments was $50,755,869, and the unrealized appreciation and depreciation were $4,283,746 and $(1,287,395), respectively.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

USD — U.S. Dollar

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at July 31, 2015:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$234,159	$—	$—	$234,159
Belgium	1,278,823	—	—	1,278,823
Canada	331,681	—	—	331,681
China	2,705,554	—	—	2,705,554
Denmark	1,183,952	—	—	1,183,952
France	4,072,615	—	—	4,072,615
Germany	5,571,806	—	—	5,571,806
Greece	—	102,807	—	102,807
Hong Kong	1,027,940	—	—	1,027,940
Ireland	1,895,164	—	—	1,895,164
Italy	2,328,154	—	—	2,328,154
Japan	9,986,400	—	—	9,986,400
Netherlands	2,012,308	—	—	2,012,308
Norway	489,817	—	—	489,817
South Africa	776,521	—	—	776,521
South Korea	426,343	—	—	426,343
Spain	1,125,593	—	—	1,125,593
Sweden	426,221	—	—	426,221
Switzerland	4,714,535	—	—	4,714,535
Taiwan	637,542	—	—	637,542
United Kingdom	8,302,905	—	—	8,302,905

Total Common Stock	49,528,033	102,807	—	49,630,840
Exchange Traded Funds	725,173	—	—	725,173
Preferred Stock Germany	115,272	—	—	115,272

Total Preferred Stock	115,272	—	—	115,272
Time Deposit	—	3,280,935	—	3,280,935

Total Investments in Securities	$50,368,478	$3,383,742	$—	$53,752,220

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2015
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts‡
Unrealized
Appreciation	$—	$81,232	$—	$81,232

‡	Forwards contracts are valued at the unrealized appreciation on the instrument.
†	For the period ended July 31, 2015, there were transfers between Level 1 and Level 2 investments in securities. The primary reason for the changes in the classification was due to market closure in Greece which resulted in a halt in trading of these securities. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

RSQ-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015